Schedule of accrued expenses and other payables (Details)		Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Payables and Accruals [Abstract]
Accrued payroll and welfare	[1]	$ 40,764	$ 55,691	$ 491,009	$ 73,110
Accrued expenses	[2]	848,374	1,159,049	319,486	13,400
Other payable	[3]	55,631	76,002	596,757	142,685
Total accrued liabilities and other payables		$ 944,769	$ 1,290,742	$ 1,407,252	$ 229,195

[1]	Includes salary and fees due to directors amounting to S$
[2]	Accrued expenses mainly consist of accruals of estimated supplier costs for renovation projects, professional service fees and other costs incurred yet to bill. It also included the audit fee of US$180,000 that was expected to be paid in early 2025.
[3]	Other payable mainly consists of payable for other services and credit card balances for short-term operating expense payments made on behalf by the directors.